Document and Entity Information	Mar. 13, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 13, 2025
Entity Registrant Name	Cannabist Co Holdings Inc.
Entity Incorporation State Country Code	A1
Entity File Number	000-56294
Entity Tax Identification Number	98-1488978
Entity Address Address Line 1	321 Billerica Rd.
Entity Address Address Line 2	Suite 204
Entity Address City Or Town	Chelmsford
Entity Address State Or Province	MA
Entity Address Postal Zip Code	01824
City Area Code	978
Local Phone Number	910-1486
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001776738